SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2021
SHORT-TERM INVESTMENTS.
SHORT-TERM INVESTMENTS

4. SHORT-TERM INVESTMENTS

	As of December 31,
	2020	2021
	RMB	RMB

	(in thousands)
Short‑term investments:
Bank time deposits	134,736	9,938,676
Wealth management products	15,553,585	19,463,985
Total	15,688,321	29,402,661

Bank time deposits are time deposits with original maturities of longer than three months but less than one year or the long-term bank deposits with a maturity date within one year.

The Group’s wealth management products mainly consist of various financial instruments issued by multiple financial institutions with variable interest rates indexed to performance of underlying asset. For investment issued by commercial bank with a variable interest rate, the Group uses alternative pricing sources and models utilizing market observable inputs to estimate the fair value, and the Group classifies the valuation techniques that use these inputs as Level 2 of fair value measurement. For financial product issued by asset management company, whose fair value is determined based on the expected cash flows and discounted by using the unobservable expected return, the Group classifies the valuation techniques that use these inputs as Level 3. The weighted average interest rates for the wealth management products are 3.51%, 3.83% and 3.48% for the years ended December 31, 2019, 2020 and 2021. The Group elects to measure the investment in wealth management products at fair value with the fair value changes mainly recorded in other income, net and fair value changes in investments, net in the consolidated statements of comprehensive income (loss).